BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Disclosure of detailed information about business combination

Fair value recognized on acquisition (CHF in millions)
Assets:
Cash and cash equivalents	5.2
Accounts receivable	3.6
Other receivables	0.6
Inventories	0.1
Accrued income	0.3
Property, plant and equipment	73.7
Intangible assets	8.1
91.6
Liabilities:
Accounts payable	(2.6)
Other current liabilities	(0.9)
Accrued liabilities	(0.7)
Deferred tax liabilities	(3.5)
(7.7)
Total identifiable net assets at fair value	83.9
Goodwill arising on acquisition	6.4
Total consideration transferred	90.3
Cash acquired with the subsidiary	(5.2)
Net cash paid for acquisition	85.1